Investment in Master Trust (Tables) - U.S. Group Savings Plan	12 Months Ended
Dec. 31, 2025
Investment in Master Trust
Investments and other assets and changes in net assets of Master trust

			Sanofi U.S. Group Savings Plan’s
	Sanofi U.S. Group Savings		Interest in Sanofi U.S. Group
	Master Trust		Savings Master Trust
	2025	2024	2025	2024
Investments at fair value
Self-directed brokerage accounts	$195,671,531	$166,382,492	$195,671,531	$166,382,492
Common collective trust funds	8,321,132,717	7,524,576,465	8,293,849,028	7,499,066,608
Separately managed accounts:
Domestic equities	196,628,547	181,509,806	194,752,347	179,849,867
Fixed income securities	58,038,372	54,099,426	57,671,979	53,800,531
Company stock	37,420,776	42,496,960	36,944,410	42,008,500

Total investments at fair value	8,808,891,943	7,969,065,149	8,778,889,295	7,941,107,998

Investments at contract value
Stable value fund	487,868,228	489,852,592	486,208,714	487,292,544

Net Assets of the Master Trust	$9,296,760,171	$8,458,917,741	$9,265,098,009	$8,428,400,542

			Sanofi U.S. Group Savings Plan’s
	Sanofi U.S. Group Savings		Interest in Sanofi U.S. Group
	Master Trust		Savings Master Trust
	2025	2024	2025	2024
Net Appreciation in the value of investments	$1,341,677,244	$978,908,389	$1,337,457,183	$975,490,001
Dividends	1,689,256	1,860,132	1,670,761	1,841,210
Interest	16,171,561	16,180,920	16,116,552	16,096,356

Net investment income	1,359,538,061	996,949,441	1,355,244,496	993,427,567

Net transfers	(521,695,631)	(305,936,717)	(518,547,029)	(303,062,094)

Increase in Net Assets	837,842,430	691,012,724	836,697,467	690,365,473

Net Assets:
Beginning of Year	8,458,917,741	7,767,905,017	8,428,400,542	7,738,035,069

End of Year	$9,296,760,171	$8,458,917,741	$9,265,098,009	$8,428,400,542

Schedule of Master Trust assets at fair value

	2025
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$195,671,531	$—	$—	$195,671,531
Company stock	37,420,776	—	—	37,420,776

Total investments in the fair value hierarchy	$233,092,307	$—	$—

Investments measured at net asset value (a)				8,575,799,636

Total investments measured at fair value				$8,808,891,943

	2024
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$166,382,492	$—	$—	$166,382,492
Company Stock	42,496,960	—	—	42,496,960

Total investments in the fair value hierarchy	$208,879,452	$—	$—

Investments measured at net asset value (a)				7,760,185,697

Total investments measured at fair value				$7,969,065,149

Schedule of investments measured at NAV

		Unfunded	Redemption	Redemption
December 31, 2025	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$4,412,315	—	Daily	None
Sanofi U.S. Active Bond Fund (a)	116,451,786	—	Daily	None
Sanofi U.S. Bond Fund Index (b)	111,470,257	—	Daily	None
Sanofi International Stock Index(b)	147,573,027	—	Daily	None
Sanofi U.S. Active Stock Fund (a)	312,422,910	—	Daily	None
Sanofi U.S. Stock Index (b)	1,055,410,167	—	Daily	None
Sanofi-Aventis International Core Fund (b)	143,238,754	—	Daily	None
TRP Retirement Date Trusts (c)	6,684,820,420	—	Daily	90 days

Total Investments Measured at NAV	$8,575,799,636

		Unfunded	Redemption	Redemption
December 31, 2024	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$7,293,457	—	Daily	None
Sanofi U.S. Active Bond Fund (a)	106,924,857	—	Daily	None
Sanofi U.S. Bond Fund Index (b)	96,804,003	—	Daily	None
Sanofi International Stock Index(b)	100,882,780	—	Daily	None
Sanofi U.S. Active Stock Fund (a)	304,891,943	—	Daily	None
Sanofi U.S. Stock Index (b)	955,182,554	—	Daily	None
Sanofi-Aventis International Core Fund (b)	127,752,468	—	Daily	None
TRP Retirement Date Trusts (c)	6,060,453,635	—	Daily	90 days

Total Investments Measured at NAV	$7,760,185,697

(a)	This category includes separately managed accounts that are managed by investment advisors as described above and depending on the fund include domestic equities and fixed income securities as underlying securities owned by the Master Trust.
(b)	This category includes investments in common collective trust funds as described above.
(c)	This category includes investments in a blend of diversified common collective trust funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances gauged upon an expected retirement date. The funds share the common goal of growing principal in earlier years and then later preserving the principal balance closer to an expected retirement date.

Schedule of types of investment contracts held by the Master Trust

	2025	2024
Stable value fund
Cash reserves common trust fund	14,800,092	$12,219,011
Synthetic investment contracts	473,068,136	477,633,581

End of Year	487,868,228	$489,852,592